Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2020	Mar. 31, 2021	Mar. 31, 2020
Other Assets And Liabilities [Line Items]
Financing receivable past due		¥ 530,901	¥ 553,956
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Other Assets And Liabilities [Line Items]
Account receivable other past due		2,252
Credit Card Receivable [Member]
Other Assets And Liabilities [Line Items]
Financing receivable past due		4,980
Increase in allowances for credit losses due to change in accounting policy	¥ 10,248
Credit Card Receivable [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Other Assets And Liabilities [Line Items]
Financing receivable past due		¥ 2,728